STOCK-BASED COMPENSATION (Tables) - Rocket Lab USA, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Stock-based Compensation Recorded in Consolidated Statements of Operations and Comprehensive Loss

Total stock-based compensation recorded in the condensed consolidated statements of operations and comprehensive loss during the three months ended March 31 consisted of the following:

	March 31, 2021	March 31, 2020
Cost of goods sold	$299	$358
Research and development	392	63
Selling, general and administrative	399	417

Total stock-based compensation expense	$1,090	$838

Total stock-based compensation recorded in the consolidated statements of operations and comprehensive loss during the years ended December 31 consisted of the following:

	2020	2019
Cost of goods sold	$1,400	$1,394
Research and development	1,183	162
Selling, general and administrative	1,636	2,374

Total stock-based compensation expense	$4,218	$3,930

Summary of Stock Option Activity

The following summarizes the stock option activity of the Plan for the years ended December 31:

	Options to Purchase Common Stock	Weighted- Average Exercise Price per Share	Weighted- Average Grant Date Fair Value per Share	Weighted- Average Remaining Contract Life (In Years)	Aggregate Intrinsic Value
Outstanding—at January 1, 2019	3,093,543	$8.08	$4.22	8.68	$9,131
Granted	416,549	11.83	6.84
Exercised	(152,247)	3.82		5.43	1,366
Forfeited	(254,051)	9.70
Expired	(94,434)	3.15

Outstanding—at December 31, 2019	3,009,360	$8.83	$4.57	7.95	$11,941
Granted	10,000	12.80	7.11
Exercised	(305,867)	3.23		3.21	2,565
Forfeited	(166,479)	11.38
Expired	(108,873)	9.55

Outstanding—at December 31, 2020	2,438,141	$9.35	$4.81	7.12	$85,853

Options vested and exercisable—at December 31, 2020	1,626,906	$8.82	$4.44	6.83	$57,660
Options vested and exercisable—at December 31, 2019	1,310,763	7.03	$3.40	7.09	$7,552

Summary of Weighted-average Assumptions

The following weighted-average assumptions were used in the Black-Sholes option-pricing model calculation for stock options granted for the years ended December 31:

	2020	2019
Fair value per share of common stock	12.80	11.84
Expected volatility	60.0%	60.0%
Risk-free interest rate	0.6%	1.9% - 2.5%
Expected life (years)	6.25	6.25
Dividend rate	None	None

Summary of Performance-based Restricted Stock Unit Activity

The following summarizes the performance-based restricted stock unit activity of the Plan for the years ended December 31:

	Number of Units	Weighted- Average Grant Date Fair Value
Outstanding—at January 1, 2019	—	$—
Granted	761,430	12.80
Forfeited	(8,813)	12.80

Outstanding—at December 31, 2019	752,617	12.80
Granted	657,239	11.32
Forfeited	(103,938)	12.70

Outstanding—at December 31, 2020	1,305,918	$12.06

Units expected to vest—at December 31, 2020	—	$—
Units expected to vest—at December 31, 2019	—	$—